Subsequent Events (Details) - USD ($)												1 Months Ended			6 Months Ended		12 Months Ended
	Aug. 07, 2018	Jul. 13, 2018	Jul. 11, 2018	Mar. 13, 2018	Mar. 05, 2018	Feb. 13, 2018	Feb. 12, 2018	Feb. 02, 2018	Jan. 11, 2018	Jan. 08, 2018	Jan. 02, 2018	Jul. 18, 2018	Feb. 28, 2018	Mar. 28, 2012	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Mar. 28, 2018	Jan. 03, 2018	Jul. 07, 2016	Sep. 03, 2014
Subsequent Events (Textual)
Common stock, shares authorized															500,000,000		500,000,000	230,000,000		230,000,000		230,000,000
Increasing authorized shares of common stock																				500,000,000
Proceeds from Related Party Debt															$ 101,450	$ 177,470	$ 338,470	$ 201,500
Accrued interest																	$ 43,963	$ 22,108
Total payment															$ 284,682
Maturity date, description														DMD agreed to extend the maturity dates of promissory notes with an aggregate face value of $177,500, which were originally scheduled to mature before June 30, 2018, by one year from the original maturity date. Because the fair value of the warrants was greater than 10% of the present value of the remaining cash flows under the modified promissory notes.
Warrant [Member]
Subsequent Events (Textual)
Sale of stock, shares									588,235
Sale of stock, per share									$ 0.085
Warrant to purchase of common stock exercise price									$ 0.15
Warrant to purchase of common stock, shares									588,235
Warrant terms									5 years
Proceeds from sale investors									$ 50,000
$58k Note [Member]
Subsequent Events (Textual)
Sale of convertible note											$ 57,750
Original issue discount											5,250
Fee for net proceeds											2,500
Net proceeds											$ 50,000
Interest rate											10.00%
Default interest rate											18.00%
Maturity date											Jan. 02, 2019
Beneficial ownership, percentage											4.99%
Conversion price per share, percentage											40.00%
Outstanding principal and any interest, percentage											200.00%
Outstanding principal and any interest in default, percentage of maximum											150.00%
$53k Note [Member]
Subsequent Events (Textual)
Accrued interest										$ 74,922
$113k Note [Member]
Subsequent Events (Textual)
Sale of convertible note								$ 112,750
Fee for net proceeds								12,750
Net proceeds								$ 100,000
Interest rate								10.00%
Default interest rate								24.00%
Maturity date								Feb. 02, 2019
Beneficial ownership, percentage					9.90%			4.99%
Conversion price per share, percentage					40.00%			40.00%
Outstanding principal and any interest, percentage								200.00%
Outstanding principal and any interest in default, percentage of maximum					150.00%			150.00%
Outstanding principal and any interest in default, percentage of minimum					110.00%
$83k Note [Member]
Subsequent Events (Textual)
Sale of convertible note						$ 83,000
Fee for net proceeds						8,000
Net proceeds						$ 75,000
Interest rate						10.00%
Default interest rate						24.00%
Maturity date						Feb. 13, 2019
Beneficial ownership, percentage						4.99%
Conversion price per share, percentage						40.00%
Outstanding principal and any interest in default, percentage of maximum						200.00%
$35k Note [Member]
Subsequent Events (Textual)
Accrued interest					$ 49,502
$55k Note [Member]
Subsequent Events (Textual)
Accrued interest				$ 85,258
$105k Note [Member]
Subsequent Events (Textual)
Sale of convertible note					105,000
Fee for net proceeds					5,000
Net proceeds					$ 100,000
Interest rate					10.00%
Default interest rate					24.00%
Maturity date					Mar. 05, 2019
$550k Note [Member]
Subsequent Events (Textual)
Warrant to purchase of common stock exercise price																					$ 0.09
Dr. Dent [Member]
Subsequent Events (Textual)
Interest rate										10.00%
Maturity date										Jan. 09, 2019
Unsecured promissory note										$ 75,000
Dr. Dent [Member] | Unsecured promissory notes
Subsequent Events (Textual)
Proceeds from Related Party Debt							$ 439,450
Dr. Dent [Member] | Existing Convertible Promissory Note Payable
Subsequent Events (Textual)
Proceeds from Related Party Debt							$ 75,000
Investor [Member]
Subsequent Events (Textual)
Warrant to purchase of common stock exercise price							$ 0.065
Warrant to purchase of common stock, shares							6,678,462
Warrant terms							5 years
Two Investors [Member]
Subsequent Events (Textual)
Sale of stock, per share																			$ 0.085
Warrant to purchase of common stock exercise price																			$ 0.15
Warrant to purchase of common stock, shares													2,352,942
Warrant terms													5 years
Warrants to purchase shares issued													1,764,706
Net proceeds													$ 200,000
Subsequent Events [Member]
Subsequent Events (Textual)
Maturity date, description		Until December 31, 2019.	Until July 31, 2019.
Proceeds from issuance private placement of common stock and warrants												$ 2,000,000
Issuance of common stock												3,900,000
Prefund warrants to purchase shares of common stock												4,100,000
Warrants to purchase shares of common stock												8,000,000
Subsequent Events [Member] | $113k Note [Member]
Subsequent Events (Textual)
Total payment	$ 151,536
Subsequent Events [Member] | $550k Note [Member]
Subsequent Events (Textual)
Warrant to purchase of common stock exercise price		$ 0.25	$ 0.25
Warrant to purchase of common stock, shares		175,000	200,000
Warrant terms		3 years	3 years
Subsequent Events [Member] | $50k Note [Member]
Subsequent Events (Textual)
Warrant to purchase of common stock exercise price		$ 0.25	$ 0.25
Warrant to purchase of common stock, shares		175,000	200,000
Warrant terms		3 years	3 years
Subsequent Events [Member] | $111k Note [Member]
Subsequent Events (Textual)
Warrant to purchase of common stock exercise price		$ 0.50	$ 0.50
Warrant to purchase of common stock, shares		75,000	300,000
Warrant terms		3 years	3 years